Consolidated Statements of Operations and Comprehensive Loss - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues		¥ 3,009,845	¥ 3,473,139	¥ 3,301,418
Cost of revenues		(2,849,487)	(3,314,377)	(3,161,193)
Gross profit		160,358	158,762	140,225
Other expenses:
Selling and marketing expenses		(68,249)	(79,501)	(111,454)
General and administrative expenses		(75,758)	(107,857)	(139,385)
Research and development expenses		(37,238)	(37,947)	(57,167)
Total operating expenses		(181,245)	(225,305)	(308,006)
Operating loss		(20,887)	(66,543)	(167,781)
Interest income		3,236	6,037	5,398
Interest expense		(2,279)	(838)	(1,446)
Foreign exchange (losses)/gains		4,805	(2,810)	(2,546)
Government grants		1,879	887	12,371
Changes in fair value of warrant		1,476	2,634	1,702
Changes in fair value of amounts due to related party		(4,461)	(757)	(7,524)
Others, net		(1,964)	(137)	(127)
Loss before income tax		(18,195)	(61,527)	(159,953)
Income tax benefit		406	291	363
Net loss		(17,789)	(61,236)	(159,590)
Accretions to preferred shares redemption value				(762,169)
Net loss attributable to the Cheche’s ordinary shareholders		(17,789)	(61,236)	(921,759)
Net loss		(17,789)	(61,236)	(159,590)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax		(6,892)	4,739	1,621
Fair value changes of amounts due to related party due to own credit risk		(354)	197	(405)
Total other comprehensive income/(loss)		(7,246)	4,936	1,216
Total comprehensive loss		(25,035)	(56,300)	(158,374)
Accretions to preferred shares redemption value				(762,169)
Comprehensive loss attributable to the Cheche’s ordinary shareholders		¥ (25,035)	¥ (56,300)	¥ (920,543)
Net loss attributable to the Cheche’s ordinary shareholders per share
Basic		¥ (0.22)	¥ (0.78)	¥ (20.30)
Diluted		¥ (0.22)	¥ (0.78)	¥ (20.30)
Basic	[1]	82,581,013	78,043,661	45,415,205
Diluted	[1]	82,581,013	78,043,661	45,415,205
Share-based compensation expenses included in		¥ (24,352)	¥ (33,869)	¥ (109,983)
Cost of revenues		(3)	(12)	(191)
Selling and marketing expenses		(3,053)	(5,690)	(30,688)
General and administrative expenses		(20,443)	(26,272)	(67,519)
Research and development expenses		¥ (853)	¥ (1,895)	¥ (11,585)

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).